CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2023
CASH EQUIVALENTS
Schedule of Cash and Cash Equivalents [Table Text Block]

	December 31,
	2023	2022
Total cash and cash equivalents	43,471	63,136
Short term investment	—	—
Total cash and cash equivalents	43,471	63,136